Liquidity - Additional Information (FY) (Details)						3 Months Ended																					12 Months Ended
	Jan. 06, 2025 $ / shares shares	Nov. 22, 2024 USD ($)	Nov. 08, 2024 USD ($)	Jun. 30, 2023	Oct. 01, 2018 $ / shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2024 USD ($) Facility shares	Dec. 31, 2023 USD ($) Facility shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 29, 2025 shares	Jun. 27, 2023 $ / shares
Liquidity [Line Items]
Unrestricted cash						$ 500,000																					$ 582,000
Cash flow from operations						$ 236,000	$ 597,000																				$ 1,943,000	$ 3,712,000
Issuance of shares of common stock | shares						2,140,000																					1,890,000	1,850,000							250,000
Common stock, shares authorized | shares						55,000,000																					55,000,000	55,000,000
Preferred stock, fixed interest rate (percentage)				10.875%
Accumulated and unpaid dividends on series A preferred stock																											$ 50,400,000	$ 0
Debt refinance																											0	0
Debt modification																											0	0
Undeclared preferred stock dividends arrears							$ 0	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	0	2,249,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Increase of preferred stock dividend rate					12.875%
Dividends payable, preferred stock | $ / shares					$ 3.2
Line of credit																											500,000
Line of credit with exchange bank			$ 500,000
Line of credit interest rate percentage			7.75%
Total indebtedness						$ 49,159,000																					49,721,000
Net of deferred financing costs and unamortized discounts, in indebtedness						869,000																					1,000,000
Net of deferred financing and unamortized discounts, in indebtedness						1,000,000
Debt repayments of principal in next 12 months, amortization						$ 6,800,000																					7,000,000
Debt from forbearance agreement																											$ 4,100,000
Estimated attorney fees incurred		$ 22,000
Debt covenant compliance						At March 31, 2025, the Company was in compliance with the various financial and administrative covenants related to all of the Company's credit facilities.																					At December 31, 2024 and December 31, 2023, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.
Net accounts receivable						$ 369,000																					$ 369,000	1,044,000
Receivables, estimated allowance for uncollectible accounts						138,000																					141,000	2,040,000
Gross receivables						3,778,000																					$ 3,503,000	$ 3,443,000
Number of facilities operated | Facility																											3	2
Patient Account Receivables and Rent Receivables
Liquidity [Line Items]
Net accounts receivable						3,600,000																					$ 3,400,000
USDA Note
Liquidity [Line Items]
Debt instrument		5,000,000
Repayment of debt		318,044
SBA Note
Liquidity [Line Items]
Debt instrument		800,000
Repayment of debt		$ 47,872
Routine debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization						2,600,000																					1,400,000
Other Non-routine Debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization																											1,300,000
Bond Debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization						$ 200,000																					200,000
Subsequent Event
Liquidity [Line Items]
Issuance of shares of common stock | shares																																			250,000
Subsequent Event | Regional and SunLink
Liquidity [Line Items]
Ownership percentage by parent	57.00%
Merger Agreement
Liquidity [Line Items]
Issuance of shares of common stock | shares	1,410,000
Common stock, shares authorized | shares	1,410,000
Merger Agreement | Subsequent Event
Liquidity [Line Items]
Issuance of shares of common stock | shares	1,410,000
Common stock, shares authorized | shares	1,410,000
10.875% Series A Cumulative Redeemable Preferred Stock
Liquidity [Line Items]
Liquidation preference | $ / shares																																				$ 5
Undeclared preferred stock dividends arrears																											45,900,000
Series D Preferred Stock | Subsequent Event | Regional and SunLink
Liquidity [Line Items]
Ownership percentage by parent	57.00%
Series D Preferred Stock | Merger Agreement
Liquidity [Line Items]
Preferred stock, fixed interest rate (percentage)	8.00%
Liquidation preference | $ / shares	$ 10
Series D Preferred Stock | Merger Agreement | Subsequent Event
Liquidity [Line Items]
Preferred stock, fixed interest rate (percentage)	8.00%
Liquidation preference | $ / shares	$ 10
Retire or Refinance of Series A Preferred Stock
Liquidity [Line Items]
Cost associated with retire or refinance of outstanding shares																												$ 900,000
Healthcare Services Segment
Liquidity [Line Items]
Receivables, estimated allowance for uncollectible accounts																											1,300,000	2,500,000
Gross receivables																											$ 1,900,000	$ 2,800,000